Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance, January 1	$ 2,668,186	$ 342,809	$ 1,414,818
Addition (reversal)	(2,202,718)	(283,006)	1,253,368
Exchange realignment	506	65
Ending balance, December 31	$ 465,974	$ 59,868	$ 2,668,186